united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LELAND CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2018

Shares						Fair Value

	SHORT-TERM INVESTMENT - 76.1%
	MONEY MARKET FUND - 76.1%
4,491,706	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 2.30% * (Cost $4,491,706)					$ 4,491,706

	TOTAL INVESTMENT - 76.1% (Cost $4,491,706)					$ 4,491,706
	OTHER ASSETS IN EXCESS OF LIABILITIES - 23.9%					1,414,140
	NET ASSETS - 100.0%					$ 5,905,846

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

	Forward Foreign Currency Contracts

	Settlement		U.S. $ Value at		U.S. $ Value at	Asset Derivatives	Liability Derivatives
Counterparty	Date	Fund Receiving	December 31, 2018	Fund Delivering	December 31, 2018	Unrealized Appreciation	Unrealized Depreciation
UBS	1/18/2019	Canadian	44,482	U.S.	44,658	$-	$(176)
UBS	1/18/2019	Japanese	2,616,868	U.S.	2,602,557	14,311	-
UBS	1/18/2019	U.S.	827,184	Euro	828,605	-	(1,421)
UBS	1/18/2019	U.S.	730,936	British	736,259	-	(5,323)
UBS	1/18/2019	U.S.	950,018	Japanese	971,505	-	(21,487)
UBS	1/18/2019	U.S.	529,174	Australian	519,370	9,804	-
UBS	1/18/2019	U.S.	997,809	Canadian	980,266	17,543	-
UBS	1/18/2019	U.S.	450,292	New Zealand	441,331	8,961	-
UBS	1/18/2019	U.S.	775,211	Swiss	781,499	-	(6,288)
UBS	1/18/2019	U.S.	540,496	Swedish	552,462	-	(11,966)
UBS	1/18/2019	U.S.	547,279	Norwegian	548,967	-	(1,688)
UBS	1/18/2019	U.S.	1,319,355	Singapore	1,325,382	-	(6,027)
						$50,619	$(54,376)

LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Fair Value

	COMMON STOCKS - 16.7%
	OIL & GAS - 7.4%
59,622	Berry Petroleum Corp.	$521,693
35,316	Canadian Natural Resources Ltd.	852,175
		1,373,868
	PIPELINES - 4.5%
26,789	Enbridge, Inc.	832,602

	TRANSPORTATION - 4.8%
266,980	Teekay Corp.	891,713

	TOTAL COMMON STOCKS (Cost $4,456,662)	3,098,183

	EXCHANGE TRADED FUNDS - 7.1%
	EQUITY FUND - 7.1%
15,804	iShares U.S. Basic Materials ETF (Cost - $1,632,133)	1,326,904

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 54.2%
	DIVERSIFIED REITs - 14.4%
57,696	Granite Point Mortgage Trust, Inc.	1,040,259
115,387	New Residential Investment Corp.	1,639,649
		2,679,908
	HEALTH CARE REITs - 5.3%
237,329	New Senior Investment Group, Inc.	977,796

	HOTEL & RESORT REITs - 4.3%
33,325	Hospitality Properties Trust	795,801

	MORTGAGE REITs - 7.2%
68,092	Starwood Property Trust, Inc.	1,342,093

	OFFICE PROPERTY REITs - 8.7%
60,617	NorthStar Realty Europe Corp.	881,371
102,447	VEREIT, Inc.	732,496
		1,613,867
	REGIONAL MALL REITs - 10.2%
105,140	Pennsylvania Real Estate Investment Trust	624,532
3,981	Simon Property Group, Inc.	668,768
13,053	Taubman Centers, Inc.	593,781
		1,887,081
	SHOPPING CENTER REITs - 4.1%
51,957	Kimco Realty Corp.	761,170

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,436,775)	10,057,716

	SHORT-TERM INVESTMENT - 21.1%
	MONEY MARKET FUND - 21.1%
3,924,720	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 2.30% * (Cost $3,924,720)	3,924,720

	TOTAL INVESTMENTS - 99.1% (Cost $21,450,290)	$18,407,523
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	158,134
	NET ASSETS - 100.0%	$18,565,657

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares						Fair Value

	COMMON STOCKS - 99.8%
	AEROSPACE/DEFENSE - 4.8%
655	Boeing Co. #					$211,237
441	General Dynamics Corp.					69,330
521	Lockheed Martin Corp. #					136,419
319	Northrop Grumman Corp.					78,123
529	Raytheon Co.					81,122
1,643	United Technologies Corp. #					174,947
						751,178
	AGRICULTURE - 2.0%
2,786	Altria Group, Inc. #					137,601
697	Archer-Daniels-Midland Co.					28,556
2,329	Philip Morris International, Inc. #					155,484
						321,641
	APPAREL - 0.8%
1,356	NIKE, Inc.					100,534
376	VF Corp.					26,824
						127,358
	AUTO MANUFACTURERS - 0.8%
4,460	Ford Motor Co.					34,119
1,426	General Motors Co.					47,700
113	Tesla, Inc. *					37,606
						119,425
	BANKS - 5.5%
6,959	Bank of America Corp.					171,470
715	Bank of New York Mellon Corp.					33,655
1,872	Citigroup, Inc.					97,456
279	Goldman Sachs Group, Inc.					46,607
2,495	JPMorgan Chase & Co. #					243,562
905	Morgan Stanley					35,883
349	PNC Financial Services Group, Inc.					40,802
1,154	US Bancorp					52,738
3,305	Wells Fargo & Co.					152,294
						874,467
	BEVERAGES - 3.7%
5,861	Coca-Cola Co. #					277,518
247	Constellation Brands, Inc.					39,723
544	Monster Beverage Corp. *					26,776
2,159	PepsiCo, Inc. #					238,526
						582,543
	BIOTECHNOLOGY - 1.3%
590	Amgen, Inc.					114,855
1,359	Gilead Sciences, Inc.					85,006
						199,861
	BUILDING MATERIALS - 0.3%
140	Martin Marietta Materials, Inc.					24,062
247	Vulcan Materials Co.					24,403
						48,465
	CHEMICALS - 3.3%
451	Air Products & Chemicals, Inc.					72,183
282	Celanese Corp.					25,371
4,145	DowDuPont, Inc. #					221,675
615	LyondellBasell Industries NV					51,143
780	Mosaic Co.					22,784
548	PPG Industries, Inc.					56,022
189	Sherwin-Williams Co.					74,364
						523,542
	COMMERCIAL SERVICES - 2.2%
544	Automatic Data Processing, Inc.					71,329
595	Ecolab, Inc.					87,673
1,326	PayPal Holdings, Inc. *					111,504
481	S&P Global, Inc.					81,741
						352,247

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares						Fair Value

	COMPUTERS - 4.1%
826	Accenture PLC - Cl. A					$116,474
1,999	Apple, Inc.					315,322
713	Cognizant Technology Solutions Corp.					45,261
1,895	HP, Inc.					38,772
1,116	International Business Machines Corp.					126,856
						642,685
	COSMETICS/PERSONAL CARE - 2.9%
1,282	Colgate-Palmolive Co.					76,304
291	Estee Lauder Cos., Inc.					37,859
3,741	Procter & Gamble Co.					343,873
						458,036
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
527	American Express Co.					50,234
86	BlackRock, Inc. - Cl. A					33,783
882	Charles Schwab Corp.					36,629
247	CME Group, Inc.					46,466
397	Intercontinental Exchange, Inc.					29,906
1,080	MasterCard, Inc. - Cl. A #					203,742
1,945	Visa, Inc. - Cl. A #					256,623
						657,383
	ELECTRIC - 1.3%
241	American Electric Power Co., Inc.					18,012
149	Consolidated Edison, Inc.					11,393
318	Dominion Energy, Inc.					22,724
365	Duke Energy Corp.					31,500
497	Exelon Corp.					22,415
242	NextEra Energy, Inc.					42,064
244	PG&E Corp. *					5,795
230	Public Service Enterprise Group, Inc.					11,972
122	Sempra Energy					13,199
522	Southern Co.					22,926
						202,000
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,194	Emerson Electric Co.					71,342

	ELECTRONICS - 1.2%
1,400	Honeywell International, Inc. #					184,968

	ENVIRONMENTAL CONTROL - 0.4%
796	Waste Management, Inc.					70,836

	FOOD - 1.5%
894	General Mills, Inc.					34,812
913	Kraft Heinz Co.					39,296
1,183	Kroger Co.					32,533
2,164	Mondelez International, Inc. - Cl. A					86,625
775	Sysco Corp.					48,561
						241,827
	FOREST PRODUCTS & PAPER - 0.2%
793	International Paper Co.					32,005

	HEALTHCARE-PRODUCTS - 2.3%
1,795	Abbott Laboratories					129,832
1,469	Medtronic PLC					133,620
436	Thermo Fisher Scientific, Inc.					97,573
						361,025
	HEALTHCARE-SERVICES - 2.0%
261	Anthem, Inc.					68,546
980	UnitedHealth Group, Inc.					244,138
						312,684
	HOUSEHOLD PRODUCTS/WARES - 0.4%
499	Kimberly-Clark Corp.					56,856

	INSURANCE - 2.4%
1,467	Berkshire Hathaway, Inc., Class B *					299,532
348	Chubb Ltd.					44,955
438	Progressive Corp.					26,424
						370,911

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares						Fair Value

	INTERNET - 5.0%
165	Alphabet, Inc. *					$172,418
130	Amazon.com, Inc. *					195,256
47	Booking Holdings, Inc. *					80,954
1,666	Facebook, Inc. - Cl. A *					218,396
442	Netflix, Inc. *					118,306
						785,330
	IRON/STEEL - 0.2%
639	Nucor Corp.					33,107

	LODGING - 0.2%
330	Marriott International, Inc.					35,825

	MACHINERY-CONSTRUCTION & MINING - 0.9%
1,114	Caterpillar, Inc.					141,556

	MACHINERY-DIVERSIFIED - 0.5%
531	Deere & Co.					79,209

	MEDIA - 3.1%
202	Charter Communications, Inc. - Cl. A *					57,564
5,352	Comcast Corp. #					182,236
1,229	Twenty-First Century Fox, Inc.					59,139
1,730	Walt Disney Co. #					189,695
						488,634
	MINING - 0.4%
2,998	Freeport-McMoRan, Inc.					30,909
1,107	Newmont Mining Corp.					38,358
						69,267
	MISCELLANEOUS MANUFACTURING - 2.6%
1,128	3M Co. #					214,929
16,112	General Electric Co.					121,968
550	Illinois Tool Works, Inc.					69,679
						406,576
	OIL & GAS - 6.2%
697	Anadarko Petroleum Corp.					30,556
490	Apache Corp.					12,863
2,038	Chevron Corp. #					221,714
194	Concho Resources, Inc. *					19,941
1,499	ConocoPhillips					93,463
683	Devon Energy Corp.					15,395
670	EOG Resources, Inc.					58,431
3,779	Exxon Mobil Corp.					257,690
1,166	Marathon Oil Corp.					16,720
992	Marathon Petroleum Corp.					58,538
1,069	Occidental Petroleum Corp.					65,615
668	Phillips 66					57,548
217	Pioneer Natural Resources Co.					28,540
560	Valero Energy Corp.					41,983
						978,997
	OIL&GAS SERVICES - 0.6%
1,145	Halliburton Co.					30,434
1,911	Schlumberger, Ltd.					68,949
						99,383
	PACKAGING & CONTAINERS - 0.2%
663	Ball Corp.					30,485

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares						Fair Value

	PHARMACEUTICALS - 8.4%
1,457	AbbVie, Inc.					$134,321
1,792	Bristol-Myers Squibb Co.					93,148
204	Cigna Corp.					38,738
1,413	CVS Health Corp.					92,607
993	Eli Lilly & Co.					114,910
2,415	Johnson & Johnson					311,656
289	McKesson Corp.					31,926
2,944	Merck & Co., Inc. #					224,951
6,461	Pfizer, Inc. #					282,022
						1,324,279
	PIPELINES - 0.8%
315	Cheniere Energy, Inc.					18,645
2,723	Kinder Morgan, Inc.					41,880
536	ONEOK, Inc.					28,917
1,691	Williams Cos, Inc.					37,286
						126,728
	RETAIL - 6.9%
517	Costco Wholesale Corp.					105,318
1,269	Home Depot, Inc. #					218,040
941	Lowe's Cos., Inc.					86,911
920	McDonald's Corp. #					163,364
371	Ross Stores, Inc.					30,867
1,556	Starbucks Corp.					100,206
580	Target Corp.					38,332
1,472	TJX Cos, Inc.					65,857
1,238	Walgreens Boots Alliance, Inc.					84,594
2,089	Wal-Mart, Inc. #					194,590
						1,088,079
	SEMICONDUCTORS - 4.5%
414	Broadcom, Inc.					105,272
5,612	Intel Corp. #					263,371
1,324	Micron Technology, Inc. *					42,011
662	NVIDIA Corp. #					88,377
1,800	QUALCOMM, Inc.					102,438
1,185	Texas Instruments, Inc.					111,982
						713,451
	SOFTWARE - 4.7%
858	Activision Blizzard, Inc.					39,957
551	Adobe, Inc. *					124,658
272	Intuit, Inc.					53,543
2,605	Microsoft Corp.					264,590
3,206	Oracle Corp. #					144,751
810	salesforce.com, Inc. *					110,946
						738,445
	TELECOMMUNICATIONS - 3.0%
3,403	AT&T, Inc.					97,122
427	CenturyLink, Inc.					6,469
5,589	Cisco Systems, Inc. #					242,171
147	T-Mobile US, Inc. *					9,351
2,045	Verizon Communications, Inc.					114,970
103	Zayo Group Holdings, Inc. *					2,352
						472,435
	TRANSPORTATION - 3.6%
1,498	CSX Corp.					93,070
442	FedEx Corp.					71,308
535	Norfolk Southern Corp.					80,004
1,386	Union Pacific Corp. #					191,587
1,349	United Parcel Service, Inc. - Cl. B					131,568
						567,537

	TOTAL COMMON STOCK (Cost $14,802,009)					15,742,608

	REAL ESTATE INVESTMENT TRUST - 0.8%
334	American Tower Corp.					52,835
295	Crown Castle International Corp.					32,046
202	Simon Property Group, Inc.					33,934
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $106,972)					118,815

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares						Fair Value

	SHORT-TERM INVESTMENT - 4.1%
	MONEY MARKET FUND - 4.1%
645,245	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 2.30% ** (Cost $645,245)					$645,245

	TOTAL INVESTMENTS - 104.7% (Cost $15,554,226)					$16,506,668
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7) %					(736,731)
	NET ASSETS - 100.0%					$15,769,937

PLC - Public Limited Company
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.
# All or a portion of the security is segregated as collateral for swap contracts at December 31, 2018. Total collateral had a value of $2,313,821 at December 31, 2018.

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at December 31, 2018 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Loss
BNP Paribas	Index Swap ~	0.50%	Index Return	1/4/2019	$17,886,115	$(345,547)
BNP Paribas	Basket Swap ^	1-Month LIBOR + 0.50%	Basket Return	1/4/2019	3,079,863	(398,311)
			Net Unrealized Loss from Open Swap Contracts			$(743,858)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the Dow Jones Industrial Average Total Return Index, the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^ The following table represents the individual common stock exposure comprising the BNP Paribas Equity Basket Swap as on December 31, 2018.

BNP Paribas Equity Basket Swap

Shares	Description	Fair Value	% of Basket
550	Alphabet, Inc. - Cl. A	$613,998	19.9%
325	Amazon.com, Inc.	576,017	18.7%
3,100	Apple, Inc.	572,942	18.6%
350	Boeing Co.	125,986	4.1%
625	Chevron, Corp.	75,419	2.5%
700	DowDuPont, Inc.	41,412	1.4%
2,100	Exxon Mobil Corp.	170,562	5.5%
1,100	Facebook, Inc.	155,199	5.0%
550	Johnson & Johnson	80,415	2.6%
5,700	Microsoft Corp.	638,913	20.8%
200	Visa, Inc. - Cl. A	29,000	0.9%
		$3,079,863	100.0%

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Fair Value

	COMMON STOCKS - 103.9%
	AEROSPACE/DEFENSE - 2.4%
2,545	Boeing Co. #	$820,763
1,373	Lockheed Martin Corp.	359,506
4,321	United Technologies Corp. #	460,100
		1,640,369
	AGRICULTURE - 0.9%
5,670	Altria Group, Inc.	280,041
4,737	Philip Morris International, Inc.	316,242
		596,283
	BANKS - 0.7%
4,269	Bank of America Corp.	105,188
1,153	Citigroup, Inc.	60,025
172	Goldman Sachs Group, Inc.	28,733
1,536	JPMorgan Chase & Co.	149,944
711	US Bancorp	32,493
2,037	Wells Fargo & Co.	93,865
		470,248
	BEVERAGES - 1.5%
11,918	Coca-Cola Co.	564,318
4,390	PepsiCo, Inc.	485,007
		1,049,325
	BIOTECHNOLOGY - 0.5%
257	Amgen, Inc.	50,030
1,003	Illumina, Inc. *	300,830
		350,860
	CHEMICALS - 0.6%
355	Air Products & Chemicals, Inc.	56,818
3,807	DowDuPont, Inc. #	203,598
485	LyondellBasell Industries NV	40,333
431	PPG Industries, Inc.	44,061
148	Sherwin-Williams Co.	58,232
		403,042
	COMMERCIAL SERVICES - 10.1%
17,005	Automatic Data Processing, Inc.	2,229,696
1,444	CoStar Group, Inc. * #	487,119
469	Ecolab, Inc.	69,107
3,483	Gartner, Inc. *	445,267
20,146	Paypal Holdings, Inc. *	1,694,077
11,475	Square, Inc. *	643,633
7,870	Total System Services, Inc. #	639,752
6,998	Verisk Analytics, Inc. * #	763,062
		6,971,713
	COMPUTERS - 11.5%
12,825	Accenture PLC	1,808,453
9,076	Apple, Inc. #	1,431,648
5,836	Check Point Software Technologies Ltd. *	599,065
22,301	Cognizant Technology Solutions Corp. - Cl. A #	1,415,667
12,301	DXC Technology Co. #	654,044
3,543	HP, Inc.	72,490
16,910	International Business Machines Corp.	1,922,160
		7,903,527
	COSMETICS/PERSONAL CARE - 1.2%
2,607	Colgate-Palmolive Co.	155,169
7,600	Procter & Gamble Co.	698,592
		853,761
	DIVERSIFIED FINANCIAL SERVICES - 5.4%
9,780	MasterCard, Inc. - Cl. A	1,844,997
14,020	Visa, Inc. - Cl. A	1,849,799
		3,694,796
	ELECTRONICS - 1.0%
2,519	Agilent Technologies, Inc.	169,932
3,686	Honeywell International, Inc. #	486,994
		656,926
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Fair Value

	FOOD - 0.3%
4,406	Mondelez International, Inc. - Cl. A	$176,372

	FOREST PRODUCTS & PAPER - 0.0% ^
624	International Paper Co.	25,185

	HEALTHCARE-PRODUCTS - 9.0%
14,342	Abbott Laboratories	1,037,357
685	Align Technology, Inc. *	143,460
4,770	Baxter International, Inc. #	313,961
2,013	Becton Dickinson and Co. #	453,569
10,417	Boston Scientific Corp. * #	368,137
5,483	Danaher Corp. #	565,407
1,839	Edwards Lifesciences Corp. * #	281,680
727	IDEXX Laboratories, Inc. *	135,236
887	Intuitive Surgical, Inc. * #	424,802
11,382	Medtronic PLC #	1,035,307
2,843	Stryker Corp. #	445,640
3,589	Thermo Fisher Scientific, Inc. #	803,182
1,911	Zimmer Biomet Holdings, Inc.	198,209
		6,205,947
	HEALTHCARE-SERVICES - 4.9%
2,237	Anthem, Inc.	587,503
1,615	Centene Corp. *	186,209
2,577	HCA Healthcare, Inc. #	320,708
1,191	Humana, Inc. #	341,198
908	Laboratory Corp. of America Holdings *	114,735
7,350	UnitedHealth Group, Inc.	1,831,032
		3,381,385
	INSURANCE - 0.3%
904	Berkshire Hathaway, Inc., Class B *	184,579

	INTERNET - 14.9%
1,838	Alphabet, Inc. - Cl. A *	1,920,636
180	Amazon.com, Inc. *	270,355
6,524	CDW Corp.	528,770
37,642	eBay, Inc. * #	1,056,611
14,250	Facebook, Inc. - Cl. A * #	1,868,033
2,894	IAC/InterActiveCorp *	529,718
6,507	Netflix, Inc. *	1,741,664
3,987	Palo Alto Networks, Inc. * #	750,951
30,080	Twitter, Inc. * #	864,499
4,665	VeriSign, Inc. *	691,773
		10,223,010
	IRON/STEEL - 0.0% ^
504	Nucor Corp.	26,112

	MACHINERY - CONTRUCTION & MINING - 0.5%
2,940	Caterpillar, Inc. #	373,586

	MEDIA - 0.2%
2,111	Comcast Corp.	71,880
683	Walt Disney Co.	74,891
		146,771
	MINING - 0.1%
2,356	Freeport-McMoRan, Inc.	24,291
871	Newmont Mining Corp.	30,180
		54,471
	MISCELLANEOUS MANUFACTURING - 1.3%
2,974	3M Co. #	566,666
42,607	General Electric Co. #	322,535
		889,201
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Fair Value

	OIL & GAS - 0.9%
1,465	Chevron Corp.	$159,377
824	ConocoPhillips	51,376
368	EOG Resources, Inc.	32,093
3,229	Exxon Mobil Corp.	220,186
547	Marathon Petroleum Corp.	32,279
587	Occidental Petroleum Corp.	36,030
368	Phillips 66	31,703
308	Valero Energy Corp.	23,091
		586,135
	OIL & GAS SERVICES - 0.1%
1,051	Schlumberger Ltd.	37,920

	PHARMACEUTICALS - 2.5%
635	AbbVie, Inc.	58,541
2,555	Cigna Corp.	485,291
11,639	CVS Health Corp. #	762,586
1,292	Johnson & Johnson	166,733
1,281	Merck & Co., Inc.	97,881
2,814	Pfizer, Inc.	122,831
		1,693,863
	PIPELINES - 0.0% ^
1,496	Kinder Morgan, Inc.	23,008

	RETAIL - 1.0%
500	Home Depot, Inc.	85,910
2,516	Walgreens Boots Alliance, Inc.	171,918
4,247	Wal-Mart, Inc.	395,608
		653,436
	SEMICONDUCTORS - 2.0%
2,222	Applied Materials, Inc.	72,748
774	Broadcom, Inc.	196,813
10,500	Intel Corp. #	492,765
2,477	Micron Technology, Inc. *	78,595
1,241	NVIDIA Corp.	165,674
3,365	QUALCOMM, Inc.	191,502
2,216	Texas Instruments, Inc.	209,412
		1,407,509
	SOFTWARE - 26.6%
27,734	Activision Blizzard, Inc. #	1,291,572
7,270	Adobe, Inc. *	1,644,765
7,364	Akamai Technologies, Inc. *	449,793
8,042	Autodesk, Inc. * #	1,034,282
11,603	Cadence Design Systems, Inc. * #	504,498
3,052	Cerner Corp. *	160,047
5,050	Citrix Systems, Inc. #	517,423
11,126	Electronic Arts, Inc. * #	877,953
8,513	Intuit, Inc. #	1,675,784
68	j2 Global, Inc.	4,718
21,721	Microsoft Corp.	2,206,202
39,671	Oracle Corp.	1,791,146
5,464	Red Hat, Inc. * #	959,697
15,578	salesforce.com, Inc. *	2,133,719
5,925	ServiceNow, Inc. * #	1,054,946
6,597	Splunk, Inc. *	691,695
6,110	Synopsys, Inc. * #	514,706
4,854	Workday, Inc. * #	775,087
		18,288,033
	TELECOMMUNICATIONS - 1.9%
12,305	AT&T, Inc. #	351,185
1,543	CenturyLink, Inc.	23,377
10,452	Cisco Systems, Inc. #	452,885
150	GCI Liberty, Inc. *	6,174
1,062	Sprint Corp. *	6,181
165	Telephone & Data Systems, Inc.	5,369
531	T-Mobile US, Inc. *	33,777
7,388	Verizon Communications, Inc. #	415,353
336	Vonage Holdings Corp. *	2,933
373	Zayo Group Holdings, Inc. *	8,519
		1,305,753
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Fair Value

	TRANSPORTATION - 1.6%
3,946	CSX Corp.	$245,165
3,648	Union Pacific Corp. #	504,263
3,559	United Parcel Service, Inc. - Cl. B	347,109
		1,096,537

	TOTAL COMMON STOCK (Cost $70,565,731)	71,369,663

	TOTAL INVESTMENTS - 103.9% (Cost $70,565,731)	$71,369,663
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9) %	(2,696,105)
	NET ASSETS - 100.0%	$68,673,558

PLC - Public Limited Company
^ Represent less than 0.1%.
* Non-income producing security.
# All or a portion of the security is segregated as collateral for swap contracts at December 31, 2018. Total collateral had a value of $10,316,198 at December 31, 2018.

SWAP CONTRACTS **
A list of the outstanding OTC swap agreements held by the Fund at December 31, 2018 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Loss
BNP Paribas	Index Swap ~	0.50%	Index Return	1/4/2019	$89,405,112	$(302,540)
BNP Paribas	Basket Swap ^	1-Month LIBOR + 0.50%	Basket Return	1/4/2019	27,102,027	(2,416,195)
				Net Unrealized Loss from Open Swap Contracts		$(2,718,735)

** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^ The following table represents the individual common stock exposure comprising the BNP Paribas Equity Basket Swap as on December 31, 2018.

BNP Paribas Equity Basket Swap
Shares	Description	Fair Value	% of Basket
13,000	Accenture PLC	$2,168,660	8.0%
10,000	Adobe, Inc.	2,552,600	9.4%
2,200	Alphabet, Inc. - Cl. A	2,455,992	9.1%
17,500	Facebook, Inc.	2,469,075	9.1%
18,000	International Business Machines Corp.	2,255,580	8.3%
12,000	Mastercard, Inc.	2,518,320	9.3%
19,000	Microsoft Corp.	2,129,710	7.8%
7,300	Netflix, Inc.	2,119,190	7.8%
52,000	Oracle Corp.	2,591,160	9.6%
21,500	Paypal Holdings, Inc.	1,891,570	7.0%
9,800	salesforce.com, Inc.	1,412,670	5.2%
17,500	Visa, Inc.	2,537,500	9.4%
		$27,102,027	100.0%

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018
The following is a summary of significant accounting policies followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 in valuing the Funds' investments measured at fair value:

Leland Currency Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Short-Term Investment	$4,491,706	$-	$-	$4,491,706
Total	$4,491,706	$-	$-	$4,491,706
Derivatives
Forward Foreign Currency Exchange Contracts **	$-	$50,619	$-	$50,619

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward Foreign Currency Exchange Contracts **	$-	$54,376	$-	$54,376

Leland Real Asset Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$3,098,183	$-	$-	$3,098,183
Exchange Traded Fund	1,326,904	-	-	1,326,904
Real Estate Investment Trusts	10,057,716	-	-	10,057,716
Short-Term Investment	3,924,720	-	-	3,924,720
Total	$18,407,523	$-	$-	$18,407,523

Leland Thomson Reuters Private Equity Buyout Index Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$15,742,608	$-	$-	$15,742,608
Real Estate Investment Trusts	118,815	-	-	118,815
Short-Term Investment	645,245	-	-	645,245
Total	$16,506,668	$-	$-	$16,506,668

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swap Contracts ***	$-	$(743,858)	$-	$(743,858)

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Leland Thomson Reuters Venture Capital Index Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$71,369,663	$-	$-	$71,369,663
Total	$71,369,663	$-	$-	$71,369,663

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swap Contracts ***	$-	$(2,718,735)	$-	$(2,718,735)

The Funds did not hold any Level 2 or 3 securities during the period.

* See Portfolios of Investments for industry classifications.
** Amount shown represents unrealized gain (loss) at period end.
*** Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, the Funds generally enter into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2018, the amount of unrealized loss on forward foreign currency exchange contracts subject to currency price risk amounted to $3,757 for the Leland Tactical Currency Strategy Fund.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Underlying Investment in Other Investment Companies - The Leland Currency Strategy Fund currency seeks to achieve its investment objective by investing a portion of its assets in STIT Treasury Portfolio, Institutional Class (the "Security"). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security N-CSR’s available at “www.sec.gov” or on the Security’s websites. As of December 31, 2018, the percentage of the Leland Currency Strategy Fund's net assets invested in STIT Treasury Portfolio, Institutional Class was 76.1%.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of December 31, 2018 the Leland Thomson Reuters Private Equity Buyout Index Fund and Leland Thomson Reuters Venture Capital Index Fund had net unrealized losses from open swap contracts in the amount of $743,858 and $2,718,735 respectively.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2018, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
LELAND CURRENCY STRATEGY FUND	$4,491,706	$-	$-	$-
LELAND REAL ASSET OPPORTUNITIES FUND	22,022,426	428,785	(4,043,688)	(3,614,903)
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND	15,662,519	1,769,322	(925,173)	844,149
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND	71,052,280	4,499,922	(4,182,539)	317,383

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 2/27/2019

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/27/2019